Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Deferred revenue, revenue recognized	$ 55,200	$ 34,700	$ 35,100
Remaining performance obligation, amount	153,400
Deferred revenue	67,800
Non-cancelable contract revenue	85,600
Deferred commission expense	1,700	3,000	300
Amortization of deferred commission	$ 2,000	$ 1,900	$ 1,300
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-02-01 | Minimum
Disaggregation of Revenue [Line Items]
Remaining performance obligation, percentage	72.00%
Remaining performance obligation, expected timing of satisfaction	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-02-01 | Maximum
Disaggregation of Revenue [Line Items]
Remaining performance obligation, percentage	96.00%
Remaining performance obligation, expected timing of satisfaction	24 months